SEGMENTS - Summary Of Relationship Between Customer Liabilities and Deposits (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Customer balances (gross)	£ 197,367	£ 194,512
Loan loss allowance	(729)	(784)
Customer balances (net)	196,638	193,728
Accrued interest	725	714
Other items	192	134
Loans and advances to customers / Deposits by customers	202,609	199,408
Liabilities
Customer balances (gross)	183,602	176,733
Customer balances (net)	183,602	176,733
Accrued interest	928	854
Other items	(375)	(252)
Deposits by customers	187,300	180,967
Intercompany
Assets
Intercompany balances (including joint ventures)	5,054	4,832
Liabilities
Intercompany balances (including joint ventures)	£ 3,145	£ 3,632